Operating Segments - Schedule of Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Segment Reporting Information [Line Items]
Total segment assets	$ 421,920	$ 92,753
Unallocated corporate assets	81,011	444,744
Total assets	502,931	537,497
Total segment liabilities	290,434	107,305
Unallocated corporate liabilities	53,738	51,996
Total liabilities	344,172	159,301
Digital solution services [Member]
Segment Reporting Information [Line Items]
Total segment assets	662	399
Total segment liabilities	408	778
Hotel operations, hospitality and VIP services [Member]
Segment Reporting Information [Line Items]
Total segment assets	260,965	86,061
Total segment liabilities	284,847	106,490
Media and entertainment services [Member]
Segment Reporting Information [Line Items]
Total segment assets	160,293	6,293
Total segment liabilities	$ 5,179	$ 37